Notes Payable (Details) - Schedule of long-term Notes Payable - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 3,526,884	$ 3,306,738	$ 974,562
Less: Unamortized original issue discounts	284,209	242,529	17,500
Current Portion of Notes Payable	3,078,492	2,815,231	552,055
Long-term Portion of Notes Payable	26,683	248,978	405,007
Notes Payable [Member]
Debt Instrument [Line Items]
Total Notes Payable	196,552	207,058	237,039
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Notes Payable			348,456
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Notes Payable	314,432	269,432
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Notes Payable	92,126	158,745
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Notes Payable	1,030,376	1,294,198
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Notes Payable	170,000	540,000
Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Notes Payable	425,250	400,500
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Notes Payable	150,000	150,000	150,000
Note Payable Ten [Member]
Debt Instrument [Line Items]
Total Notes Payable		179,512	208,051
Note Payable Eleven [Member]
Debt Instrument [Line Items]
Total Notes Payable		25,771	31,016
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Total Notes Payable	48,137	51,826
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 26,174	$ 29,696